Capital and reserves	9 Months Ended
Mar. 31, 2022
Capital and reserves
Capital and reserves
22	Capital and reserves
(a)	Share capital and additional paid-in capital
(i)	During the nine months ended March 31, 2022, 3,453,440 of restricted shares and options were vested and exercised, and were released from treasury shares into Class A ordinary shares.
(ii)	As of June 30, 2021 and March 31, 2022, analysis of the Company’s issued shares including treasury shares reserved for the share award scheme, was as follows:

	As at June 30, 2021 and March 31, 2022,
	Number of shares	Share capital
		RMB’000
Class A ordinary shares	897,275,873	69
Class B ordinary shares	328,290,482	23
	1,225,566,355	92

(b)	Treasury shares

As the Company has the power to govern the relevant activities of the twelve special purpose vehicles, which together held the shares under the 2020 Share Award Scheme (see Note 23), and can derive benefits from the contributions of the employees who were awarded with the shares under the 2020 Share Award Scheme, the twelve new special purpose vehicles were consolidated and the ordinary shares issued to these special purposed vehicles are treated as treasury shares until they are granted to employees and become vested.

During the nine months ended March 31, 2021 and 2022, additional considerations of RMB973,000 and nil were received from the new special purpose vehicles respectively, which were credited to additional paid-in capital.

On December 21, 2021, the board of directors authorized a share repurchase program under which the Company may repurchase up to USD200 million of its shares until September 21, 2022.

During the period from December 21, 2021 to March 31, 2022, the Company repurchased Class A ordinary shares as follows:

	Number of	Highest	Lowest
	shares	price paid	price paid	Aggregate
Month	repurchased	per share	per share	price paid
		USD	USD	USD’000
December 2021	809,040	2.50	2.34	1,979
January 2022	674,036	2.48	2.23	1,624
February 2022	700,712	2.48	2.03	1,638
March 2022	1,612,600	2.48	1.58	3,371
				8,612
Equivalent to RMB’000				54,704

(c)	Dividends

During the nine months ended March 31, 2021, no interim dividends were declared or paid by the Company. Nor were interim dividends declared or paid after the interim period.

During the nine months ended March 31, 2022, dividends of US$0.039 per ordinary share, amounting to USD47,178,000 (equivalent to RMB306,255,000), in respect of the fiscal year ended June 30, 2021 were declared and paid by the Company. The dividends were distributed from capital reserve. No interim dividends were declared or paid by the Company. Nor were interim dividends declared or paid after the interim period.